Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Cash Flows from Operating Activities
Net Income		$ 1,866	$ 1,029	$ 3,158	$ 1,162
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(81)	(35)	(94)	(110)
Depreciation of premises and equipment		240	269	484	472
Depreciation of other assets		8	17	17	36
Amortization of intangible assets		276	278	555	440
Provision for credit losses (Note 3)		705	1,023	1,332	1,240
Deferred taxes		(376)	(30)	(264)	(122)
Changes in operating assets and liabilities:
Trading securities		(18,684)	302	(35,759)	(6,144)
Derivative assets		(9,197)	3,697	5,730	21,384
Derivative liabilities		9,189	(4,688)	(4,759)	(20,683)
Current income taxes		(203)	(406)	124	(1,086)
Accrued interest receivable and payable		427	417	839	1,352
Brokers, dealers and clients receivable and payable		1,595	(8,187)	4,368	(1,460)
Other items and accruals, net		1,610	2,185	(1,612)	2,703
Deposits		9,621	(8,484)	31,535	9,002
Loans		(7,825)	(9,972)	(4,152)	(10,187)
Securities sold but not yet purchased		(1,965)	1,197	(1,367)	8,465
Securities lent or sold under repurchase agreements		10,392	(3,575)	15,051	(4,646)
Securities borrowed or purchased under resale agreements		(440)	1,200	(2,576)	(5,205)
Securitization and structured entities' liabilities		6,830	(708)	9,687	(1,260)
Net Cash Provided by (Used in) Operating Activities		3,988	(24,471)	22,297	(4,647)
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries		(2,433)	4,803	(6,768)	4,803
Proceeds from issuance of covered bonds		0	3,475	0	5,111
Redemption/buyback of covered bonds		0	(6,007)	(2,327)	(8,175)
Proceeds from issuance of preferred shares, net of issuance costs (Note 5)		1,350	0	1,350	648
Net proceeds from issuance of common shares (Note 5)		10	20	31	3,318
Net proceeds from the sale (purchase) of treasury shares		9	(10)	8	1
Cash dividends and distributions paid		(669)	(634)	(1,414)	(1,305)
Cash dividends paid to non-controlling interest		(3)	0	(3)	0
Repayment of lease liabilities		(93)	(96)	(185)	(167)
Net Cash Provided by (Used in) Financing Activities		(1,829)	1,551	(9,308)	4,234
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks		(35)	(111)	(238)	435
Purchases of securities, other than trading		(15,917)	(12,024)	(40,218)	(27,451)
Maturities of securities, other than trading		6,000	5,247	13,089	9,926
Proceeds from sales of securities, other than trading		12,078	8,893	17,267	13,422
Premises and equipment – net (purchases)		(148)	(202)	(380)	(376)
Purchased and developed software – net (purchases)		(179)	(201)	(339)	(394)
Acquisitions	[1]	0	(14,910)	0	(14,952)
Net Cash Provided by (Used in) Investing Activities		1,799	(13,308)	(10,819)	(19,390)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		1,252	1,381	(235)	832
Net increase (decrease) in Cash and Cash Equivalents		5,210	(34,847)	1,935	(18,971)
Cash and Cash Equivalents at Beginning of Period		74,659	103,342	77,934	87,466
Cash and Cash Equivalents at End of Period		79,869	68,495	79,869	68,495
Net cash provided by operating activities includes:
Interest paid in the period	[2]	10,808	8,035	21,481	14,180
Income taxes paid in the period		658	657	1,077	1,983
Interest received in the period		15,151	12,403	30,476	23,158
Dividends received in the period		$ 642	$ 628	$ 1,191	$ 1,079

[1]	This amount is net of $3,583 million cash and cash equivalents acquired as part of the acquisitions. To mitigate changes in the Canadian dollar equivalent of the purchase price on close, we entered into forward contracts, which qualified for hedge accounting.
[2]	Includes dividends paid on securities sold but not yet purchased.